Consolidated Statement of Member's Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Class A [Member]	Common Units [Member] USD ($)
Members' Equity - Beginning Balance at Dec. 31, 2010	$ 579,113		$ 579,113
Beginning Balance - Units Outstanding at Dec. 31, 2010		83,425,378
Increase (Decrease) in Members' Equity [Roll Forward]
Net income (loss)	73,132		73,132
Distributions	(74,512)		(74,512)
Vesting of restricted units - Units		608,122
Exercise of Warrants - Units		14,957,540
Exercise of Warrants	89,745		89,745
Repurchase of common units - Units		137,985
Repurchase of common units	(1,401)		(1,401)
Equity-based Compensation	4,297
Share Based Compensation, Aggregate Amount	5,145		5,145
Issuance costs for equity offerings	0
Units issued for acquisitions - Units		28,753,174
Units issued for acquisitions	336,125		336,125
Members' Equity - Ending Balance at Dec. 31, 2011	1,007,347		1,007,347
Ending Balance - Units Outstanding at Dec. 31, 2011		127,606,229
Increase (Decrease) in Members' Equity [Roll Forward]
Net income (loss)	(150,602)		(150,602)
Distributions	(119,211)		(119,211)
Vesting of restricted units - Units		1,101,323
Exercise of Warrants - Units		5,300,588
Exercise of Warrants	31,804		31,804
Repurchase of common units - Units		286,716
Repurchase of common units	(2,501)		(2,501)
Equity-based Compensation	7,719
Share Based Compensation, Aggregate Amount	9,882		9,882
Stock Issued During Period, Shares, New Issues	10,120,000	10,954,327
Stock Issued During Period, Value, New Issues	96,173		96,173
Issuance costs for equity offerings	(4,518)		(4,518)
Units issued for acquisitions	0
Members' Equity - Ending Balance at Dec. 31, 2012	868,374		868,374
Ending Balance - Units Outstanding at Dec. 31, 2012		144,675,751
Increase (Decrease) in Members' Equity [Roll Forward]
Net income (loss)	(277,979)		(277,979)
Distributions	(125,911)		(125,911)
Vesting of restricted units - Units		1,203,822
Exercise of Warrants	0
Repurchase of common units - Units		272,179
Repurchase of common units	(1,858)		(1,858)
Equity-based Compensation	10,392
Share Based Compensation, Aggregate Amount	13,384		13,384
Stock Issued During Period, Shares, New Issues	10,350,000	11,036,759
Stock Issued During Period, Value, New Issues	102,388		102,388
Issuance costs for equity offerings	(4,519)		(4,519)
Units issued for acquisitions	0
Members' Equity - Ending Balance at Dec. 31, 2013	$ 573,879		$ 573,879
Ending Balance - Units Outstanding at Dec. 31, 2013		156,644,153